INCOME TAXES (Narrative Summary of Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shenzhen Kaisheng
INCOME TAXES
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Variable Interest Entity, Primary Beneficiary | High-tech Enterprise | Shangmeng Services
INCOME TAXES
Transitional income tax rate period		3 years
Hong Kong
INCOME TAXES
Statutory EIT rate on taxable income	16.50%	16.50%
Taxable Income Upto HKD 2000
INCOME TAXES
Statutory EIT rate on taxable income	8.25%
Taxable Income Over HKD 2000
INCOME TAXES
Statutory EIT rate on taxable income	16.50%
Mainland China
INCOME TAXES
Statutory EIT rate on taxable income			25.00%
Mainland China | Variable Interest Entity, Primary Beneficiary | Youlanguang Technology
INCOME TAXES
Statutory EIT rate on taxable income		25.00%
MALTA
INCOME TAXES
Statutory EIT rate on taxable income	35.00%
Effective income tax rate reconciliation, percent	5.00%
CURAAO
INCOME TAXES
Statutory EIT rate on taxable income	2.00%
USA
INCOME TAXES
Statutory EIT rate on taxable income	21.00%